RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]	Balances with related parties:
	December 31,
	2015	2014

Trade payable (d)	$-	$2

Other accounts payable (a) (b) (c)	$132	$123

Schedule Of Related Party Expenses [Table Text Block]
Related parties’ expenses:

	Year ended December 31,
	2015	2014	2013
Amounts charged to:

Research and development expense (c)	$312	$145	$99

General and administrative expense (a) (b) (c) (d)	$196	$467	$257

a.
In August, 2012, the Company signed an agreement with a consultant, who is also one of the Company’s shareholders and a director, to render management, finance and operation services. The Company paid the consultant from that date until August 24 an amount of approximately $6 per month. During August 2014, the monthly fee was increased to an amount of $15 effective immediately. In August 2014, the Company granted the consultant a bonus in the amount of $80 in connection with the consummation of the IPO. The Company granted an additional bonus in the amount of $70 with regard to services provided during 2014.

b.
The Company signed an agreement with a company owned by one of its related parties. Under the agreement, the related company renders the Company with office services and an office lease for a monthly fee in the amount of approximately $4 since September 10, 2013. The parties terminated the agreement on September 1, 2014.

c.
A consulting agreement was signed on August 20, 2013 between the Company and one of its shareholders, as a consultant to render management, finance and operation services for an amount of approximately $15 per month. During August 2014, the monthly fee was increased to an amount of $19 effective immediately. In August 2014, the Company granted the consultant a bonus in the amount of $90 in connection with the consummation of the IPO. In January 2015, the monthly fee for the services provided was increased to $28 per month.

d.	In July 2013, the Company signed a consulting agreement with one of its shareholders, to render advisory services in a fee of $1 per month. The Company terminated the agreement in July 2015.